Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Summary of Preferred and Common Stock

A summary of the Company’s preferred and common stock at September 30, 2017 and December 31, 2016 is as follows:

	September 30,	December 31,
	2017	2016
Series A non-cumulative perpetual preferred stock
Par value	$0.01	$0.01
Shares authorized	15,003	15,003
Shares issued	—	15,003
Shares outstanding	—	15,003
Series B 7.5% fixed non-cumulative perpetual preferred stock
Par value	$0.01	$0.01
Shares authorized	50,000	50,000
Shares issued	10,438	9,388
Subscription receivable	—	1,050
Shares outstanding	10,438	9,388
Common stock, voting
Par value	$0.01	$—
Shares authorized	150,000,000	150,000,000
Shares issued	29,305,400	24,616,706
Shares outstanding	29,305,400	24,616,706

        A summary of the Company's common and preferred stock at December 31, 2016 and 2015 is as follows:

	2016	2015
Series A non-cumulative perpetual preferred stock
Par value	$0.01	$0.01
Shares authorized	15,003	15,003
Shares issued	15,003	15,003
Shares outstanding	15,003	15,003
Series B 7.5% fixed to floating non-cumulative perpetual preferred stock
Par value	$0.01	N/A
Shares authorized	50,000	N/A
Shares issued	9,388	N/A
Subscription receivable	1,050	N/A
Shares outstanding	9,388	N/A
Common stock, voting
Par value	$—	$—
Shares authorized	150,000,000	150,000,000
Shares issued	24,616,706	17,332,775
Shares outstanding	24,616,706	17,332,775